PROPERTY AND EQUIPMENT, NET	6 Months Ended
Jun. 30, 2025
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE－7 PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following:

	As of June 30, 2025	As of December 31, 2024
	$’000	$’000

At cost
Leasehold buildings	3,196	1,031
Leasehold improvement	186	146
Tools and equipment	53	44
Furniture, fixtures and fittings	269	299
Office equipment	37	12
Computer equipment	76	64
Motor vehicles	1,075	745
Air-conditioner	65	-
Machinery equipment	1,303	929

	6,260	3,286
Less: accumulated depreciation	(3,098)	(1,598)

Property and equipment, net	3,162	1,688

Depreciation expense for the six months ended June 30, 2025 and 2024 were approximately $0.2 million and approximately $0.2 million, respectively.

Property and equipment under finance leasing arrangements classified under motor vehicles as of June 30, 2025 and December 31, 2024 amounted to approximately $1.1 million and approximately $0.7 million, respectively. Details of such leased assets are disclosed in Note 10.